Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (45,117,000)	$ (17,971,000)	$ (14,704,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	50,000	161,000	349,000
Restricted stock compensation expense	79,000	266,000	308,000
Depreciation expense	310,000	305,000	617,000
Loss on disposal of equipment	18,000	1,000	15,000
Warrant liability fair value adjustment	(15,103,000)	(12,780,000)	(564,000)
Gain on warrant extinguishment	(9,613,000)	0	0
Non-cash interest income	(1,000)	(1,000)	(1,000)
Debt discount and deferred finance costs amortization	21,544,000	14,268,000	0
Loss on debt settlements and extinguishments	29,924,000	0	0
Changes in assets and liabilities:
Decrease in prepaid expenses and other assets	7,000	260,000	9,000
(Increase) decrease in accounts receivable	108,000	(138,000)	(52,000)
Decrease (increase) in inventories	(543,000)	95,000	(420,000)
Increase (decrease) in accounts payable and accrued expenses	3,180,000	1,507,000	(1,757,000)
Increase (decrease) in deferred revenue	(32,000)	30,000	0
Decrease in other non-current liabilities	(209,000)	(216,000)	(220,000)
Net cash used in operating activities	(15,398,000)	(14,213,000)	(16,420,000)
Cash flows from investing activities:
Purchase of property, plant and equipment	(524,000)	(258,000)	(170,000)
Increase in restricted cash	0	(1,087,000)	0
Proceeds from sales of property, plant and equipment	0	0	180,000
Net cash (used in) provided by investing activities	(524,000)	(1,345,000)	10,000
Cash flows from financing activities:
Increase in restricted cash	0	(26,200,000)	0
Net proceeds from the release of restricted cash	13,120,000	0	0
Net proceeds from sale of Series B and Series C preferred shares	2,310,000	0	0
Net proceeds from convertible note debt financing	0	31,226,000	0
Net proceeds from sale of stock and exercise of warrants	15,000	2,383,000	8,655,000
Net cash provided by financing activities	15,445,000	7,409,000	8,655,000
Fx effect on cash	67,000	(49,000)	(107,000)
Increase (decrease) in cash and cash equivalents	(410,000)	(8,198,000)	(7,862,000)
Cash and cash equivalents at beginning of period	4,409,000	12,607,000	20,469,000
Cash and cash equivalents at end of period	3,999,000	4,409,000	12,607,000
Supplemental non-cash activities:
Conversion of convertible notes	40,121,000	649,000	0
Fair value of warrants issued	16,953,000	28,472,000	4,247,000
Cashless exercise of warrants	2,537,000	0	0
Deemed dividend	527,000	0	0
Fair value of warrants exercised for cash	19,000	726,000	123,000
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares	2,360,000	0	0
Cash paid to redeem preferred shares	(2,360,000)	0	0
Series C Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares	590,000	0	0
Cash paid to redeem preferred shares	(590,000)	0	0
Series C Warrants [Member]
Cash flows from financing activities:
Release of restricted cash for extinguishment of Series C Warrants	7,876,000	0	0
Cash paid to extinguish of Series C Warrants	$ (7,876,000)	$ 0	$ 0